Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 491,000	$ 646,000	$ 286,000
Other receivables	220,000	295,000	374,000
Cryptocurrencies	134,000	51,000	15,050,000
Notes receivable	1,439,000
Operating lease right-of-use asset, current	0	0	60,000
Finance lease right-of-use asset, current	1,000	1,000	20,000
Prepaid expenses and other current assets	189,000	178,000	208,000
Total Current Assets	2,474,000	1,171,000	15,998,000
Restricted cash	323,000	323,000	323,000
Property and equipment, net	32,227,000	37,156,000	21,102,000
Operating lease right-of-use asset	2,327,000	2,454,000	1,289,000
Finance lease right-of-use asset	49,000	96,000	241,000
Long-term deposits	5,400,000	4,941,000	10,519,000
Total assets	42,800,000	46,141,000	49,472,000
Current liabilities
Accounts payable	2,974,000	4,598,000	1,115,000
Operating lease liability, current	225,000	205,000	0
Finance lease liability, current	6,000	377,000	0
Notes payable, net	8,388,000	667,000
Accrued expenses and other current liabilities	$ 3,743,000	$ 3,175,000	2,162,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total Current Liabilities	$ 15,336,000	$ 9,022,000	3,277,000
Notes payable, net	52,115,000	45,682,000	30,043,000
Lender fee payable			8,000,000
Payable to lessor – construction in progress	271,000	504,000	411,000
Warrant liability	94,768,000	76,423,000	29,820,000
Unearned grant revenue	195,000	195,000	195,000
Deferred tax liability		229,000	655,000
Operating lease liability	2,167,000	2,300,000	1,209,000
Finance lease liability	94,000	98,000	433,000
Total liabilities	164,946,000	134,453,000	74,043,000
Commitments and contingencies (See Note 13)
Stockholders' Deficit
Accumulated members' deficit	(124,514,000)	(90,680,000)	(26,939,000)
Total members' deficit	(122,146,000)	(88,312,000)	(24,571,000)
Total liabilities and members' deficit	42,800,000	46,141,000	49,472,000
Capital Unit, Class A [Member]
Stockholders' Deficit
Members capital	2,168,000	2,168,000	2,168,000
Accumulated members' deficit	(99,611,000)	(72,544,000)
Total members' deficit		2,168,000	2,168,000
Capital Unit, Class B [Member]
Stockholders' Deficit
Members capital	200,000	200,000	200,000
Total members' deficit		200,000	200,000
Capital Units Class C [Member]
Stockholders' Deficit
Members capital	0	0
ADIT EDTECH ACQUISITION CORP [Member]
Current assets
Cash	225,602	992,187	462,274
Prepaid expenses	132,287	77,774	265,282
Cash held in Trust Account for redeemed shares		1,093,204
Total Current Assets	357,889	2,163,165	727,556
Prepaid expenses, non-current			14,384
Cash held in Trust Account	21,522,419	25,041,388	276,115,444
Total assets	21,880,308	27,204,553	276,857,384
Current liabilities
Accrued offering costs and expenses	6,304,847	4,807,419	3,153,755
Due to related party	217,684	138,986	18,986
Common stock to be redeemed		1,093,204
Excise tax payable	49,457
Income taxes payable	80,572	795,203
Interest bearing note	1,439,228
Working capital loan—related party	502,683	300,000	150,000
Total Current Liabilities	8,594,471	7,134,812	3,322,741
Warrant liability	523,440	459,236	5,044,441
Deferred underwriting discount	6,762,000	6,762,000	9,660,000
Total liabilities	15,879,911	14,356,048	18,027,182
Commitments and contingencies (See Note 13)
Common stock subject to possible redemption, 2,467,422 shares at redemption values of $10.72 and $10.24 at June 30, 2023 and December 31, 2022, respectively	21,851,364	25,273,823	276,000,000
Stockholders' Deficit
Preferred stock	0	0	0
Common stock	690	690	690
Additional paid-in capital	0	1,103,029
Accumulated members' deficit	(15,851,657)	(13,529,037)	(17,170,488)
Total Stockholders' Deficit	(15,850,967)	(12,425,318)	(17,169,798)
Total liabilities and members' deficit	$ 21,880,308	$ 27,204,553	$ 276,857,384